SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS (Details) - USD ($)	May 21, 2021	Dec. 31, 2023	Dec. 31, 2022	May 24, 2021
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 4,000,000		$ 2,977,147
1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000			$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000			1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon conclusion of land infrastructure work.
3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,600,000			$ 1,600,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon title transfer of the property to the buyer.